Discontinued Operation (Details) - Disposal Group Discontinued Operation [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales
Cost of sales	510,298	426,695
Gross loss	510,298	426,695
Operating expenses	25,109	16,732
Other (income) expenses, net	73	(525)
Loss before income tax	535,480	442,902
Income tax expenses
Net loss for the period/year	$ 535,480	$ 442,902